Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 105,664	$ 125,724	$ 212,108	$ 270,497
Other comprehensive income (loss), net of tax:
Change in derivative instruments designated as cash flow hedges	12,730	(9,055)	22,074	(24,992)
Reclassification of (gain) loss on derivative instruments designated as cash flow hedges	(5,511)	(7,707)	(10,914)	(15,720)
Foreign currency translation adjustment	(490)	621	(783)	725
Other comprehensive income (loss), net of tax	6,729	(16,141)	10,377	(39,987)
Comprehensive income	112,393	109,583	222,485	230,510
Dividend on preferred shares	19,169	15,888	37,353	30,632
Comprehensive income attributable to common shareholder	$ 93,224	$ 93,695	$ 185,132	$ 199,878